Share capital - Warrant exchange (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jul. 31, 2024	Sep. 30, 2024	Mar. 31, 2024
Share capital
Par value	$ 0	$ 0	$ 359.25
Shares issued in exchange of warrants	8,800
Fair value loss on warrant exchange		$ 185,064
Public warrants
Share capital
Number of warrants exchanged	8,800